Stockholders' Equity (Accumulated Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Millions	12 Months Ended
	May. 31, 2015	May. 25, 2014
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance	$ (128.1)	$ (132.8)
Gain (loss)	0.9	(7.6)
Reclassification realized in net earnings	40.6	12.3
Ending Balance	(86.6)	(128.1)
Foreign Currency Translation Adjustment
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance	(4.7)	(1.8)
Gain (loss)	(4.3)	(2.9)
Reclassification realized in net earnings	7.3	0.0
Ending Balance	(1.7)	(4.7)
Unrealized Gains (Losses) on Marketable Securities
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance	0.1	0.2
Gain (loss)	0.0	(0.1)
Reclassification realized in net earnings	0.0	0.0
Ending Balance	0.1	0.1
Unrealized Gains (Losses) on Derivatives
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance	(50.4)	(53.8)
Gain (loss)	2.1	(2.9)
Reclassification realized in net earnings	29.2	6.3
Ending Balance	(19.1)	(50.4)
Benefit Plan Funding Position
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance	(73.1)	(77.4)
Gain (loss)	3.1	(1.7)
Reclassification realized in net earnings	4.1	6.0
Ending Balance	$ (65.9)	$ (73.1)